Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ 1,194,497	$ (2,272,297)	$ 1,751,170
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIE	(1,194,497)	2,272,297	(1,751,170)
Net cash provided by (used in) operating activities
CHANGES IN CASH AND RESTRICTED CASH
Cash and restricted cash at beginning of year
Cash and restricted cash at end of year